Summary of Significant Accounting Policies (Details Narrative) ₪ in Thousands, ft² in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2024 ILS (₪) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)
Lease facilities area	130	130
ISRAEL
Severance pay for employees	$ 71	₪ 263	$ 113	₪ 415